INCOME TAXES (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Taxes [Abstract]
Current income tax	$ 33	$ 52	$ 49	$ 122
Deferred income tax	(3)	(5)	(30)	7
Income tax expense	$ 30	$ 47	$ 19	$ 129